Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 560,707	$ 550,283
Other taxes payable	910,138	292,049
Total taxes payable	$ 1,470,845	$ 842,332